Legal Proceedings and Contingencies - Additional Information (Detail) - Sunland - Recall products - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 29, 2012
Contingencies
Claim filled		$ 1,242
Amount recovered	$ 775